Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, Net	$ 138,037	$ 485,065	$ 1,324,304	$ 593,899
Cost of Sales	222,421	288,281	1,182,303	806,846
Gross Margin	(84,384)	196,784	142,001	(212,947)
Operating expenses
Technology and development	398,851	358,298	1,822,228	1,388,188
Selling, general and administrative	1,547,831	2,931,061	7,869,144	9,834,427
Deferred offering cost write-off	848,531
Depreciation and amortization	405	1,235	1,647	6,707
Total operating expenses	2,795,618	3,290,594	9,693,019	11,229,322
Loss from operations	(2,880,002)	(3,093,810)	(9,551,017)	(11,442,269)
Other (income) expenses
Interest expense	107,983	695,834	1,563,162	2,419,121
PPP Loan forgiveness				(361,605)
Miscellaneous income, net				(1,159)
Total other (income) expenses	107,983	695,834	1,563,162	2,056,357
Loss before provision for income taxes	(2,987,985)	(3,789,643)	(11,114,179)	(13,498,626)
Net loss	$ (2,987,985)	$ (3,789,643)	$ (11,114,179)	$ (13,498,626)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.23)	$ (0.37)	$ (0.96)	$ (1.43)
Weighted average number of common shares outstanding – basic and diluted (in Shares)	13,157,111	10,359,385	11,577,808	9,431,718